INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

US$ MILLIONS	2022	2021
Cost	$13,718	$15,785
Accumulated amortization	(1,896)	(1,571)
Net intangible assets	$11,822	$14,214
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2022	2021
Brazilian regulated transmission operation	$2,816	$2,645
Canadian diversified midstream operation	2,186	2,536
North American rail operations	1,762	1,867
North American residential energy infrastructure operation	1,674	1,720
Peruvian toll roads	1,031	976
Indian telecom tower operation	682	782
U.K. telecom towers operation	537	480
U.K. port operation	258	289
Brazilian electricity transmission operation(1)	—	1,366
Indian toll roads(2)	—	658
Other(3)	876	895
Total	$11,822	$14,214

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.
(3)Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
The intangible assets at our Brazilian regulated transmission operation relate to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”). Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore, the business is exposed to no volume or price risk. Each GTA takes into account a return on regulatory asset base (“RAB”), and the tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the life of GTAs. On April 8, 2021, new legislation was passed in Brazil which provides our Brazilian regulated gas transmission operation the right to operate the gas pipelines perpetually. The intangible assets are amortized on a straight-line basis over the estimated useful life of the underlying infrastructure.
The intangible assets at our Canadian diversified midstream operation relate to long-term take-or-pay and fee-for-service contractual arrangements which are not materially impacted by volume or commodity price fluctuations. These customer relationships and shipping agreements are with investment grade counterparties. Revenues are recognized over time as transportation services are fulfilled. The intangible assets will be amortized on a straight-line basis over the estimated useful life.
The intangible assets at Brookfield Infrastructure’s North American rail operations mainly relate to customer relationships, operating network agreements and track access rights. The business provides critical first and last mile rail services which connect large Class I railroad operators to end customers. Our North American freight revenue is diversified across numerous commodities and the business largely performed in line with expectations. Customer relationships and operating network agreements as well as trackage rights, which are long-term leases, are not expected to be negatively impacted in the long term.
The intangible assets at our North American residential infrastructure operation are comprised of contractual customer relationships, customer contracts, proprietary technology and brands. The contractual customer relationships and customer contracts represent ongoing economic benefits from leasing customers and annuity-based management agreements. Proprietary technology is recognized for the development of new metering technology, which allows the business to generate revenue through its sub-metering business. Brands represent the intrinsic value customers place on the operation’s various brand names. The business generates revenues under long-term contracts with a diversified customer base across North America and is exposed to minimum volume risk.
The terms and conditions of the Peruvian toll roads concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the Municipalidad Metropolitana de Lima (“MML”) and its municipal arm, Fondo Metropolitano de Inversiones. The service concession provides the operator the right to charge a tariff to vehicles which use the road network over the life of the concession in exchange for the design, construction, improvement, maintenance and operation of the road network. Tariffs are adjusted annually for the Lima Metropolitana Consumer Price Index. The concession arrangement has an expiration date of 2043 at which point the underlying concession assets will be returned to the MML.
The intangible asset at Brookfield Infrastructure’s Indian telecom tower operation relates primarily to the customer contract with Reliance Jio, India’s largest cellular network operator. Reliance Jio is an anchor tenant of our tower operation under a 30-year Master Service Agreement.
The terms and conditions of the Simhapuri Expressway (“SEL”), Rayalseema Expressway (“REPL”) and Mumbai Nasik (“MNEL”) Indian toll road concessions, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the National Highways Authority of India (“NHAI”). The Service Concession Agreements provides the operators the right to charge a tariff to vehicles which use the road over the term of the concession in exchange for operating the road, including preserving the road based on a defined maintenance schedule. Tariffs are revised annually for the Indian Wholesale Price Index. The Concession Arrangements have expiration dates of 2041, 2040 and 2026, respectively, for SEL, REPL and MNEL, at which point the underlying concessions assets will be returned to the NHAI.
The intangible asset at Brookfield Infrastructure’s U.K telecom tower operation primarily relates to customer contracts and related relationships. The contractual customer contracts and customer relationships represent ongoing economic benefits from leasing space on the existing portfolio of towers and distributed antenna systems. Intangible assets are amortized straight-line over the average remaining contractual period plus a reasonable expectation of long term renewals.
The intangible asset at Brookfield Infrastructure’s U.K. port operation relates to a conservancy right. As a right in perpetuity issued by the Statutory Harbour Authority in the U.K., the conservancy right is classified as having an indefinite life, and is subject to an annual impairment review.
The carrying value as at December 31, 2022, of Brookfield Infrastructure’s indefinite lived intangibles is $866 million (2021: $899 million).
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2022	2021
Cost at beginning of the year	$15,785	$13,233
Acquisitions through business combinations(1)	302	3,734
Additions, net of disposals	149	67
Assets reclassified as held for sale(2)	(793)	—
Assets held by subsidiaries disposed during the period(3)	(1,454)	(957)
Non-cash additions(4)	47	271
Foreign currency translation	(318)	(563)
Cost at end of year	$13,718	$15,785

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.
(3)Refer to Note 5, Disposition of Businesses, for further details.
(4)Non-cash additions during the year ended December 31, 2021 primarily relates to revisions to the purchase price allocation at our telecom tower operation in India. Refer to Note 7, Acquisition of Businesses, for additional information.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2022	2021
Accumulated amortization at beginning of year	$(1,571)	$(1,466)
Assets held by subsidiaries disposed during the period(1)	5	281
Non-cash disposals	—	26
Amortization	(561)	(514)
Held for sale(2)	211	—
Foreign currency translation	20	102
Accumulated amortization at end of year	$(1,896)	$(1,571)

(1)See Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.